Net Loss per Share (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Anti-dilutive shares, excluded from computation of diluted net loss per share	6,000,000.0	5,200,000	5,200,000